As filed with the U.S. Securities and Exchange Commission on December 7, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2018

Item 1. Reports to Stockholders.

BRAMSHILL INCOME
PERFORMANCE FUND
INSTITUTIONAL CLASS (BRMSX)

SEMI‐ANNUAL REPORT TO SHAREHOLDERS
SEPTEMBER 30, 2018

Bramshill Income Performance Fund
PERFORMANCE SUMMARY
September 30, 2018 (Unaudited)

Comparison of a Hypothetical $100,000 Investment in
the Bramshill Income Performance Fund - Institutional Class
and Bloomberg Barclays U.S. Aggregate Bond Index

Investment Returns
For the period ended September 30, 2018
	One Year	Since Inception**
Bramshill Income Performance Fund
Institutional Class *	1.80%	2.86%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.21%	0.45%

* Inception date on April 11, 2016.
** Average annualized returns.

Bramshill Income Performance Fund
EXPENSE EXAMPLE
September 30, 2018 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)

Institutional Class
Actual Fund Return	$1,000.00	$1,033.40	$5.61
Hypothetical 5% Return	1,000.00	1,019.55	5.57

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Bramshill Income Performance Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
September 30, 2018 (Unaudited)

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 10.8%
	ENERGY ― 1.9%
	Anadarko Petroleum Corp.
5,854,000	4.663%, 10/10/2036 (1)	$2,510,041
	Legacy Reserves LP / Legacy Reserves Finance Corp. (2)
2,448,000	6.625%, 12/1/2021	2,068,560
		4,578,601
	ENTERTAINMENT ― 0.5%
	International Game Technology PLC (3)
1,167,000	6.250%, 2/15/2022	1,213,680

	FINANCE - COMMERCIAL SERVICES ― 0.9%
	Block Financial LLC
2,220,000	4.125%, 10/1/2020	2,241,860

	FINANCE - PRIVATE EQUITY ― 2.0%
	CNH Industrial Capital LLC
1,381,000	4.375%, 11/6/2020	1,402,267
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
3,400,000	6.000%, 8/1/2020	3,466,028
		4,868,295
	MANUFACTURING ― 5.5%
	Ford Motor Credit Company LLC
2,292,000	2.343%, 11/2/2020	2,228,938
	General Motors Co.
6,235,000	3.227% (3 month U.S. LIBOR +0.900%) (4), 9/10/2021	6,235,261
	Newell Brands, Inc.
2,782,000	3.150%, 4/1/2021	2,739,018
	Stanley Black & Decker, Inc.
2,313,000	5.750% (effective 12/15/2018, 3 month U.S. LIBOR +4.304%) (5), 12/15/2018	2,353,478
		13,556,695
	TOTAL CORPORATE BONDS
	(Cost $26,429,076)	26,459,131

	U.S. GOVERNMENT NOTES― 28.1%
	United States Treasury Notes
53,500,000	1.625%, 3/31/2019	53,292,061
15,809,000	1.625%, 6/30/2019	15,703,939

	TOTAL U.S. GOVERNMENT NOTES
	(Cost $69,051,592)	68,996,000

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

Number of
Shares		Value
	CLOSED-END FUNDS ― 12.6%
102,170	BlackRock Corporate High Yield Fund, Inc.	$1,073,807
45,014	BlackRock Municipal Income Trust	559,974
75,577	BlackRock MuniHoldings New York Quality Fund, Inc.	901,634
165,051	BlackRock MuniVest Fund, Inc.	1,444,196
131,533	BlackRock MuniYield Quality Fund III, Inc. (2)	1,588,919
58,818	Eaton Vance Municipal Bond Fund	678,171
97,415	Invesco Municipal Opportunity Trust	1,114,428
93,352	Invesco Municipal Trust	1,077,282
1,209,538	Invesco Senior Income Trust	5,201,013
1,192,451	Nuveen Credit Strategies Income Fund	9,503,835
321,861	Nuveen Quality Municipal Income Fund	4,116,602
798,299	Western Asset High Income Opportunity Fund, Inc.	3,799,903

	TOTAL CLOSED-END FUNDS
	(Cost $32,615,879)	31,059,764

	EXCHANGE TRADED FUNDS ― 1.5%
76,408	iShares 0-5 Year High Yield Corporate Bond ETF (2)	3,597,288

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $3,585,255)	3,597,288

	PREFERRED STOCKS ― 41.2%
	BANKS ― 6.8%
	CIT Group, Inc. Depository Shares
3,724,000	5.800% (effective 6/15/2022, 3 month U.S. LIBOR +3.972%) (5), 6/15/2022 (6)	3,677,450
	Citizens Financial Group, Inc. Depository Shares
2,347,000	5.500% (effective 4/6/2020, 3 month U.S. LIBOR +3.960%) (5), 4/6/2020 (6)	2,405,675
	GMAC Capital Trust I
83,825	8.099% (3 month U.S. LIBOR +5.785%) (4), 2/15/2040	2,204,597
	Valley National Bancorp
140,883	5.500% (effective 9/30/2022, 3 month U.S. LIBOR +3.578%) (5), 9/30/2022 (6)	3,550,252
	Wells Fargo & Co. Depository Shares
4,829,000	6.104% (3 month U.S. LIBOR +3.770%) (4), 12/15/2018 (6)	4,899,938
		16,737,912
	DIVERSIFIED BANKING INSTITUTIONAL ― 8.3%
	Citigroup, Inc. Depository Shares
7,139,000	5.875% (effective 3/27/2020, 3 month U.S. LIBOR +4.059%) (5), 3/27/2020 (6)	7,335,322
1,113,000	5.950% (effective 8/15/2020, 3 month U.S. LIBOR +4.095%) (5), 8/15/2020 (6)	1,147,976
	Citigroup Capital XIII
21,149	8.709% (3 month U.S. LIBOR+6.370%) (4), 10/30/2040	567,851
	JPMorgan Chase & Co. Depository Shares
2,703,000	5.809% (3 month U.S. LIBOR +3.470%) (4), 10/30/2018 (6)	2,717,867
7,281,000	5.300% (effective 5/1/2020, 3 month U.S. LIBOR +3.800%) (5), 5/1/2020 (6)	7,463,025
	Societe Generale S.A. Depository Shares
1,097,000	7.375% (5 year interest rate swap vs. 3 month U.S. LIBOR +4.302%)(4), 10/4/2023 (6)	1,097,000
		20,329,041

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

Number of
Shares		Value
	FINANCE - CREDIT CARD ― 3.6%
	American Express Co. Depository Shares
2,582,000	5.200% (effective 11/15/2019, 3 month U.S. LIBOR +3.428%) (5), 11/15/2019 (6)	$2,614,275
6,149,000	4.900% (effective 3/15/2020, 3 month U.S. LIBOR +3.285%) (5), 3/15/2020 (6)	6,156,686
		8,770,961
	FINANCE - INVESTMENT BANKER/BROKER ― 7.1%
	Goldman Sachs Group, Inc. Depository Shares
10,418,000	5.375% (effective 5/10/2020, 3 month U.S. LIBOR +3.922%) (5), 5/10/2020 (6)	10,639,382
	Morgan Stanley Depository Shares
6,676,000	5.550% (effective 7/15/2020, 3 month U.S. LIBOR +3.810%) (5), 7/15/2020 (6)	6,861,259
		17,500,641
	FINANCE - PRIVATE EQUITY ― 0.0%
	Carlyle Group LP/The
2,884	5.875%, 9/15/2022 (6)	65,294

	FINANCE AND INSURANCE ― 4.5%
	AllianzGI Convertible & Income Fund
39,180	5.625% 9/20/2023 (6)	984,985
	General Motors Financial Company Depository Shares
2,684,000	6.500% (effective 9/30/2028, 3 month U.S. LIBOR +3.436%) (5), 9/30/2028 (2) (6)	2,640,385
	MetLife, Inc. Depository Shares
7,339,000	5.250% (effective 6/15/2020, 3 month U.S. LIBOR +3.575%) (5), 6/15/2020 (6)	7,452,755
		11,078,125
	INVESTMENT MANAGEMENT/ADVISOR SERVICES ― 2.3%
	Ares Management LP
209,908	7.000%, 6/30/2021 (6)	5,554,166

	PIPELINES ― 4.8%
	Andeavor Logistics LP Depository Shares
5,386,000	6.875% (effective 2/15/2023, 3 month U.S. LIBOR +4.652%) (5), 2/15/2023 (6)	5,420,336
	Energy Transfer Partners LP
92,340	7.625% (effective 8/15/2023, 3 month U.S. LIBOR +4.738%) (5), 8/15/2023 (6)	2,388,836
	Kinder Morgan, Inc. DE (2) (7)
116,937	9.750%, 10/26/2018	3,888,155
		11,697,327
	REAL ESTATE INVESTMENT TRUST ― 2.2%
	Annaly Capital Management, Inc.
87,586	6.950% (effective 9/30/2022, 3 month U.S. LIBOR +4.993%) (5), 9/30/2022 (6)	2,235,195
	Digital Realty Trust, Inc.
83,400	7.375%, 3/26/2019 (6)	2,121,696
	Kimco Realty Corp.
52,597	5.250%, 12/20/2022 (6)	1,173,439
		5,530,330

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

Number of
Shares		Value
	UTILITIES ― 1.6%
	CenterPoint Energy, Inc. Depository Shares
2,525,000	6.125% (effective 9/1/2023, 3 month U.S. LIBOR +3.270%) (5), 9/1/2023 (6)	$2,572,344
	Entergy Arkansas, Inc. (2)
53,091	4.900%, 12/01/2052	1,276,838
		3,849,182
	TOTAL PREFERRED STOCKS
	(Cost $101,370,523)	101,112,979

	INVESTMENTS PURCHASED WITH PROCEEDS FROM
	SECURITIES LENDING ― 4.0%
	MONEY MARKET FUNDS ― 4.0%
9,849,254	First American Government Obligations Fund - Class Z, 1.94% (8)	9,849,254
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM
	SECURITIES LENDING
	(Cost $9,849,254)	9,849,254

	TOTAL INVESTMENTS ― 98.2%
	(Cost $242,901,579)	241,074,416
	Other Assets in Excess of Liabilities ― 1.8%	4,446,282
	TOTAL NET ASSETS ― 100.0%	$245,520,698

Percentages are stated as a percent of net assets.

(1)	Zero coupon bond. Rate shown is yield to maturity of the position.
(2)	All or a portion of this security is on loan.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor.

(4)	Variable Rate security. Rates disclosed as of September 30, 2018.
(5)	Fixed to floating rate. Effective date of change and formula disclosed. Interest rate disclosed is rate at period end.
(6)	Underlying preferred stock can be called at any dividend payment on or after date disclosed.
(7)	Convertible.
(8)	Seven-day yield as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited) (Continued)

FUTURES CONTRACTS

Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	(393)	December 2018	$(55,216,500)	$987,038
				$987,038

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2018 (Unaudited)

Assets:
Investments in securities at value (cost $242,901,579)*	$241,074,416
Cash	11,105,427
Deposits with brokers for futures contracts	1,480,448
Receivables:
Investment securities sold	472,079
Fund shares sold	2,953,045
Dividends and interest	1,925,645
Securities lending income	22,730
Variation margin	61,406
Prepaid expenses	13,216
Total assets	259,108,412

Liabilities:
Payables:
Investment securities purchased	2,591,950
Fund shares redeemed	853,268
Collateral on securities loaned	9,849,254
Distributions to shareholders	66,434
Due to Investment Adviser	160,056
Due to trustees	153
Accrued other expenses and other liabilities	66,599
Total liabilities	13,587,714

Net Assets	$245,520,698

Components of Net Assets:
Paid-in capital	$252,593,663
Total distributable earnings	(7,072,965)
Net Assets	$245,520,698

Shares Outstanding (unlimited number of shares authorized, no par value)	24,881,715

Net Asset Value, Redemption Price and Offering Price Per Share	$9.87

*	Includes loaned securities with a market value of $9,664,714.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income:
Dividend income	$2,223,687
Interest income	2,758,122
Income from securities lending	130,636
Total investment income	5,112,445

Expenses:
Advisory fees (Note 3)	911,412
Service fees	95,430
Administration and fund accounting fees	89,440
Transfer agent fees and expenses	31,895
Registration fees	14,305
Custody fees	13,270
Legal fees	11,366
Audit fees	11,246
Shareholder reporting fees	7,331
Compliance fees	6,588
Trustees’ fees	5,756
Miscellaneous expenses	4,503
Insurance expenses	2,258
Total expenses	1,204,800
Less: Expenses waived by the Adviser	(25,326)
Net expenses	1,179,474
Net investment income	3,932,971

Realized and Unrealized Gain on Investments
Net realized gain/(loss) on:
Investments	(29,561)
Future contracts	645,881
Net change in unrealized appreciation/(depreciation) on:
Investments	1,037,062
Future contracts	1,004,559
Net realized and unrealized gain on investments	2,657,941

Net increase in Net Assets Resulting from Operations	$6,590,912

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
Operations:
Net investment income	$3,932,971	$7,634,782
Net realized gain (loss) on investments and future contracts	616,320	(5,938,923)
Net change in unrealized appreciation/(depreciation) on investments and future contracts	2,041,621	(3,171,824)
Net increase (decrease) in net assets resulting from operations	6,590,912	(1,475,965)

Distributions to shareholders:
Net dividends and distributions to shareholders	(4,432,043)	(8,992,613)
Total distributions to shareholders	(4,432,043)	(8,992,613	) *

Capital Transactions:
Proceeds from shares sold	76,940,366	175,759,621
Reinvestment of distributions	4,045,732	7,780,969
Cost of shares repurchased	(29,119,697)	(122,201,032)
Net increase in net assets from capital transactions	51,866,401	61,339,558
Total Increase in Net Assets	54,025,270	50,870,980

Net Assets:
Beginning of period	191,495,428	140,624,448
End of period	$245,520,698	$191,495,428	**

Capital Share Transactions:
Shares sold	7,791,301	17,411,680
Shares reinvested	410,458	780,417
Shares repurchased	(2,951,292)	(12,288,373)
Net increase in shares outstanding	5,250,467	5,903,724

*  Includes net investment income distributions of $7,767,861 and net realized gain distributions of $1,224,752.
** Includes accumulated undistributed net investment income of $527,144.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period presented

	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018		For the Period April 11, 2016* through March 31, 2017
Net Asset Value, Beginning of Period	$9.75		$10.24		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.18		0.35		0.22
Net realized and unrealized gain (loss) on investments	0.14		(0.43)		0.24
Total Income (loss) from Investment Operations	0.32		(0.08)		0.46

LESS DISTRIBUTIONS:
Net investment income	(0.20)		(0.36)		(0.17)
Net realized gain on investments	—		(0.05)		(0.05)
Total Distributions	(0.20)		(0.41)		(0.22)

Net Asset Value, End of Period	$9.87		$9.75		$10.24

Total Return	3.34%	(2)(4)	(0.85%	)(4)	4.63%	(2)(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$245,521		$191,495		$140,624
Ratio of expenses to average net assets
Before fees waived by the Adviser	1.12%	(3)	1.12%		1.26%	(3)
After fees waived by the Adviser	1.10%	(3)	1.10%		1.10%	(3)
Ratio of net investment income to average net assets
Before fees waived by the Adviser	3.64%	(3)	3.55%		2.05%	(3)
After fees waived by the Adviser	3.67%	(3)	3.57%		2.20%	(3)
Portfolio turnover rate	76%	(2)	130%		243%	(2)

*	Inception date.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited)

Note 1 – Organization

Bramshill Income Performance Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Bramshill Investments, LLC (the “Adviser”) serves as the investment manager to the Fund.  The inception date of the Fund was April 11, 2016.  The investment objective of the Fund is to maximize total return.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.  The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

Level 2 -
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$26,459,131	$—	$26,459,131
U.S. Government Note	68,996,000	—	—	68,996,000
Closed-End Funds	31,059,764	—	—	31,059,764
Exchange Traded Funds	3,597,288	—	—	3,597,288
Preferred Stocks	26,011,304	75,101,675	—	101,112,979
Investments Purchased with
Proceeds from Securities
Lending	9,849,254	—	—	9,849,254
Total	$139,513,610	$101,560,806	$—	$241,074,416

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Future Contracts	$987,038	$—	$—	$987,038
Total	$987,038	$—	$—	$987,038

*	Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

See the Schedule of Investments for further detail of investment classifications.

(b) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities.  As of and during the period ended September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of September 30, 2018, year ended March 31, 2018 and the tax period ended March 31, 2017 remain subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(c) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed monthly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(d) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of September 30, 2018, the Fund had restricted securities with a market value of $1,213,680 or 0.5% of the Fund’s net assets.

(e) Cash – Concentration in Uninsured Cash – For cash management purposes the Fund may concentrate cash with the Fund’s custodian.  This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  As of September 30, 2018, the Fund held $10,855,427 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) and $1,230,448 as deposits with broker at Wells Fargo Securities, LLC that exceeded the FDIC insurance limit.

(f)  Restricted Cash – Deposits with Broker – At September 30, 2018, the Fund had $1,480,448 deposited at Wells Fargo Securities, LLC for collateral on open futures positions as reflected on the Statement of Assets and Liabilities.

(g) Futures contracts – The Fund invests in futures to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. Some over-the-counter derivative instruments may expose the Fund to the credit risk of its counterparty and may be more volatile than those of other instruments. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.  During the six months ended September 30, 2018, the average notional amount of futures held by the Fund is ($21,277,255).

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of September 30, 2018:

Statement of Assets and Liabilities Location
Assets
Risk Exposure Category	Unrealized Appreciation on Futures(1)
Interest rate	$987,038
Total	$987,038

(1) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments.

The following table sets forth the Fund’s unrealized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended September 30, 2018:

Amount of Realized Gain on Derivatives
Risk Exposure Category	Future Contracts
Interest rate	$645,881
Total	$645,881

Change in Unrealized Gain on Derivatives
Risk Exposure Category	Future Contracts
Interest rate	$1,004,559
Total	$1,004,559

The Fund is subject to a Master Netting Arrangement, which governs the terms of certain transactions with its counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to the counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of September 30, 2018:

				Gross Amounts not offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Offsetting Derivative Position/ Financial Instruments	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Securities Lending	$9,849,254	$—	$9,849,254	$—	$(9,849,254)	$—

Futures Contracts(2)

Wells Fargo
Securities, LLC	987,038	—	987,038	—	(987,038)	—

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments.

(h) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered.  Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.85%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will waive/reimburse the Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Fund incurred $911,412 for Advisory fees during the period ended September 30, 2018.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

The Adviser is permitted to recapture amounts waived and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At September 30, 2018, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Year waived/reimbursed	Amount	Expiration
2017	$115,120	March 31, 2020
2018	49,227	March 31, 2021
2019	25,326	September 30, 2022
	$189,673

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator, fund accountant, transfer agent and Chief Compliance Officer.  U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.  For the period ended September 30, 2018, the Fund incurred the following expenses for administration, fund accounting, transfer agent, custody fees and Chief Compliance Officer:

Administration & fund accounting	$89,440
Custody	$13,270
Transfer Agency	$31,895
Chief Compliance Officer	$6,588

At September 30, 2018, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agent fees and to U.S. Bank for custody fees in the following amounts:

Administration & fund accounting	$31,940
Custody	$3,300
Transfer Agency	$11,517
Chief Compliance Officer	$1,763

The Independent Trustees were paid $5,756 for their services and reimbursement of travel expenses during the period ended September 30, 2018. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended September 30, 2018, were as follows:

Purchases	$110,270,620
Sales	$117,084,329

Note 5 – Federal Income Tax Information

At March 31, 2018, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$210,531,606
Gross Unrealized Appreciation	1,691,218
Gross Unrealized Depreciation	(6,078,110)
Net Unrealized Depreciation on Investments	$(4,386,892)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

At March 31, 2018, the Fund had no capital loss carryforwards.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The following reclassifications were the result of book to tax differences resulting from income earned and distributions received from partnerships and have no impact on the net assets of the Fund.  For the year ended March 31, 2018, permanent differences in book and tax accounting have been reclassified to capital, undistributed net investment income and accumulated realized gain as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid In Capital
$ 558,247	$ (558,247)	$ —

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

The tax character of distributions paid during the six months ended September 30, 2018 and the year ended March 31, 2018 were as follows:

Distributions Paid From:	Period Ended September 30, 2018	Year Ended March 31, 2018
Ordinary Income	$4,432,043	$8,959,565
Long Term Capital Gain	—	33,048
Total Distributions Paid	$4,432,043	$8,992,613

As of March 31, 2018, the components of accumulated earnings were as follows:

Undistributed Ordinary Income	$527,144
Undistributed Long-term Capital Gains	—
Accumulated Earnings	527,144
Other accumulated gain/(loss)	(5,372,086)
Unrealized Appreciation (Depreciation)	(4,386,892)
Total Accumulated Earnings (Deficit)	$(9,231,834)

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31.  In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year.  Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  At March 31, 2018, the following funds deferred, on a tax basis, late-year losses of $5,372,086.

Note 6 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract.  The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7 – Line of Credit

The Fund has access to an $25 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.  During the period ended September 30, 2018, the Fund did not draw on this line of credit.

Bramshill Income Performance Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited) (Continued)

Note 8 – Securities Lending

The Fund may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of the securities loaned.  The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.

The borrower of any securities will pay the Fund any accrued income while the securities are on loan.  The cash collateral received is invested in short-term instruments as reflected in the Schedule of Investments.

There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially.  As a result the Fund may lose money.

As of September 30, 2018, the Fund had securities on loan with a market value of $9,664,814 and collateral value of $9,849,254.  The fees and interest income earned through the securities lending program are reflected in the Statement of Operations.

Note 9 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  Subsequent to the period end, the Fund has made the following distributions per share:

Record Date	Payable Date	Distributions
10/30/2018	10/31/2018	$0.02268

The Fund has determined that there were no other subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 10 – New Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted all applicable provisions of ASU 2018-13.

Bramshill Income Performance Fund
ADDITIONAL INFORMATION
September 30, 2018 (Unaudited)

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-877-BRAMS18 or on the EDGAR Database on the SEC’s website at  www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on August 21 and 22, 2018, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Bramshill Investments, LLC (“Bramshill” or the “Adviser”), for the Bramshill Income Performance Fund (the “Fund”).  Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of Bramshill, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan.  The Board also considered the prior relationship between Bramshill and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year it had met with the Adviser in person to discuss fund performance, and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that Bramshill had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Bramshill Income Performance Fund
ADDITIONAL INFORMATION
September 30, 2018 (Unaudited) (Continued)

●
In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser.  The Board considered that, although the Fund had underperformed relative to its benchmark index for the one-year period as of March 31, 2018 and to the Adviser’s composite, it had outperformed the index since inceptionand outperformed its peer group median/average for the year-to-date and one-year periods as of June 30, 2018.  The Board noted that the Fund had only slightly more than two years of performance results, which is a relatively short period of time from which to draw any meaningful conclusions.

●
The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds.  The Board noted that the Adviser had contractually agreed to maintain annual expense caps for each of the Fund’s classes.  The Board noted that, although the Fund’s advisory fee and net expense ratio were higher than the peer group median and average, both were well within the peer group range.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Bramshill were fair and reasonable.

●
The Trustees considered Bramshill’s assertion that, based on the asset size of the Fund, economies of scale had not yet been achieved.  The Board also considered the Adviser’s commitment to maintain its cap on Fund expenses and its plans to enhance the firm’s operations and capabilities through reinvestment in its business.  The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●
The Trustees considered the profitability of Bramshill from managing the Fund.  In assessing Bramshill’s profitability, the Trustees reviewed Bramshill’s financial information that was provided in the materials and took into account both the direct and indirect benefits to Bramshill from managing the Fund.  The Trustees concluded that Bramshill’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Bramshill appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Bramshill Investments, LLC
411 Hackensack Avenue, 9th Floor
Hackensack, NJ 07601

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                    Christopher E. Kashmerick, President

Date                    12/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
                     Christopher E. Kashmerick, President

Date                    12/6/2018

By /s/ Russell B. Simon
                   Russell B. Simon, Treasurer

Date                    12/6/2018